GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill by Segment (Detail) $ in Millions	12 Months Ended
Jan. 03, 2015 USD ($)
Goodwill
Balance December 28, 2013	$ 7,562.7
Acquisition adjustments	74.5
Foreign currency translation and other	(361.7)
Balance January 3, 2015	7,275.5
Construction and Do It Yourself
Goodwill
Balance December 28, 2013	3,532.1
Acquisition adjustments	48.5
Foreign currency translation and other	(134.9)
Balance January 3, 2015	3,445.7
Industrial Segment
Goodwill
Balance December 28, 2013	1,449.9
Acquisition adjustments	24.9
Foreign currency translation and other	(43.0)
Balance January 3, 2015	1,431.8
Securities Industry [Member]
Goodwill
Balance December 28, 2013	2,580.7
Acquisition adjustments	1.1
Foreign currency translation and other	(183.8)
Balance January 3, 2015	$ 2,398.0